Equity - Capital Surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Capital surplus - Issuance of ordinary shares	$ 598,317	$ 125,747
Capital surplus - Expired share options	2,209	2,209
Capital surplus - Employee restricted shares (Note 21)	37,126	5,037
Capital surplus - Employee share options (Note 21)	5,818	0
Accumulated deficits	(349,940)	(116,609)
Other equity	5,420	21,600
Reserves	$ 298,950	$ 37,984